CASH FLOW STATEMENT - Analysis of net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	$ (1,550)	$ (1,361)	$ (1,613)
Net cash flow impact	236	(165)	273
Exchange adjustment	28	(24)	(21)
Balance at end of year	(1,281)	(1,550)	(1,361)
Currency swaps
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	1	(2)	(1)
Net cash flow impact	(24)	25	15
Exchange adjustment	25	(22)	(16)
Balance at end of year	2	1	(2)
Interest swaps
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(1)	1
Net cash flow impact	(1)	(2)	1
Balance at end of year	(2)	(1)	1
Overdrafts
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(62)	(18)	(28)
Net cash flow impact	49	(45)	9
Exchange adjustment	(1)	1	1
Balance at end of year	(14)	(62)	(18)
Due within one year
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(24)	(28)	(11)
Net cash flow impact	9	4	(17)
Balance at end of year	(13)	(24)	(28)
Due after one year
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(1,564)	(1,434)	(1,666)
Net cash flow impact	139	(129)	231
Exchange adjustment	(1)	(1)	1
Balance at end of year	(1,423)	(1,564)	(1,434)
Cash
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	100	120	93
Net cash flow impact	64	(18)	34
Exchange adjustment	5	(2)	(7)
Balance at end of year	$ 169	$ 100	$ 120